Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 5,306,857	$ 22,996,377
Financial assets at fair value through profit or loss - current	995,101	1,073,229
Financial assets at amortized cost - current	27,827,915	6,871,187
Contract assets	34,213,379	725,441
Accounts receivable	1,448,202	14,041,611
Inventories	23,116	68,629
Prepayments - current	7,445,195	1,266,442
Other receivables	107,228	648,617
Other current assets	170,461	61,803
Total current assets	77,537,454	47,753,336
Non-current assets
Financial assets at amortized cost - non-current	13,643,000
Property, plant and equipment	15,878,965	16,132,567
Right-of-use assets	53,036	16,675
Intangible assets	5,869,512	56,342
Deferred income tax assets	970,201	29,905
Prepayments - non-current	451,580	612,982
Other non-current assets	1,034,000	659,071
Total non-current assets	37,900,294	17,507,542
Total assets	115,437,748	65,260,878
Current liabilities
Short-term borrowings	16,449,110	13,492,935
Contract liabilities	107,603	58,475
Notes payable	603	602
Accounts payable	11,045,758	6,674,528
Other payables	6,080,563	3,620,998
Provisions - current	68,510	88,469
Lease liabilities - current	30,327	16,981
Current income tax liabilities	4,638,131
Warrant liabilities	6,221,482	2,042,410
Convertible preference shares liabilities	7,767,238
Long-term borrowings, current portion	1,817,873	2,108,896
Other current liabilities, others	89,614	152,373
Total current liabilities	54,316,812	28,256,667
Non-current liabilities
Long-term borrowings	6,822,438	8,251,788
Provisions - non-current	63,947	61,057
Deferred income tax liabilities	59,807	148,183
Lease liabilities - non-current	23,011
Total non-current liabilities	6,969,203	8,461,028
Total liabilities	61,286,015	36,717,695
Share capital
Ordinary share	7,846	7,136
Capital surplus
Capital surplus	166,168,318	154,730,389
Retained earnings
Accumulated deficit	(83,399,309)	(96,984,380)
Other equity interest
Financial statements translation differences of foreign operations	955,018	370,178
Treasury shares	(29,580,140)	(29,580,140)
Equity attributable to owners of the parent	54,151,733	28,543,183
Total equity	54,151,733	28,543,183
Significant contingent liabilities and unrecognized contract commitments
Total liabilities and equity	$ 115,437,748	$ 65,260,878